T. ROWE PRICE TARGET 2020 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 57.5%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund	61,067	16,350	13,399	12,756,136	64,674
New Income Fund	51,879	11,567	13,123	5,271,970	52,456
International Bond Fund (USD
Hedged)	17,206	3,829	3,612	1,766,726	17,879
Emerging Markets Bond Fund	13,295	2,907	2,793	1,167,979	13,595
Dynamic Global Bond Fund	11,641	3,175	2,586	1,302,989	11,962
High Yield Fund	9,510	2,988	2,110	1,591,192	10,343
U. S. Treasury Long-Term Fund	11,096	2,237	5,906	540,258	7,855
Floating Rate Fund	2,804	2,171	826	429,071	4,093
Total Bond Mutual Funds (Cost $177,858)					182,857

EQUITY MUTUAL FUNDS 42.1%
T. Rowe Price Funds:
Equity Index 500 Fund	41,719	10,170	12,367	525,304	41,357
Growth Stock Fund	13,894	2,439	4,792	175,686	12,426
Value Fund	12,309	3,354	3,408	360,214	12,186
Overseas Stock Fund	11,774	2,827	2,715	1,197,606	12,024
International Value Equity Fund	10,226	3,227	2,314	875,136	10,939
International Stock Fund	11,436	2,527	3,495	637,743	10,874
Emerging Markets Stock Fund	7,599	1,429	1,770	173,608	7,474
Mid-Cap Growth Fund	6,153	1,380	1,185	70,962	6,228
Mid-Cap Value Fund	5,525	1,234	1,279	215,789	5,403
New Horizons Fund(2)	4,157	1,144	730	75,960	4,594
Small-Cap Stock Fund(2)	3,792	846	710	80,352	3,835
Small-Cap Value Fund	3,505	781	726	79,633	3,368
Real Assets Fund	2,967	728	606	281,079	2,937
Total Equity Mutual Funds (Cost $117,385)					133,645

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2020 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32%(3)	175	8,758	7,697	1,235,833	1,236
Total Short-Term Investments (Cost $1,236)					1,236

Total Investments in Securities 100.0%
(Cost $296,479)					$317,738

Other Assets Less Liabilities (0.0)%					(37)

Net Assets 100.0%					$317,701

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2020 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(129)	$(268)	$231
Emerging Markets Bond Fund	(35)	186	539
Emerging Markets Stock Fund	266	216	107
Equity Index 500 Fund	1,819	1,835	694
Floating Rate Fund	(7)	(56)	111
Growth Stock Fund	807	885	47
High Yield Fund	71	(45)	423
International Bond Fund (USD
Hedged)	315	456	247
International Stock Fund	220	406	311
International Value Equity Fund	42	(200)	343
Limited Duration Inflation
Focused Bond Fund	857	656	442
Mid-Cap Growth Fund	475	(120)	23
Mid-Cap Value Fund	144	(77)	99
New Horizons Fund	609	23	—
New Income Fund	322	2,133	1,166
Overseas Stock Fund	177	138	294
Real Assets Fund	59	(152)	92
Small-Cap Stock Fund	321	(93)	—
Small-Cap Value Fund	207	(192)	28
U. S. Treasury Long-Term Fund	1,087	428	182
Value Fund	221	(69)	257
U. S. Treasury Money Fund	—	—	19
Totals	$7,848#	$6,090	$5,655+

# Capital gain distributions from mutual funds represented $3,375 of the net realized gain
(loss).
+ Investment income comprised $5,655 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2020 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2020 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.